INCOME TAXES (Tables)	12 Months Ended
Nov. 30, 2020
Income taxes paid (refund) [abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	2020	2019	2018

Net loss before tax and comprehensive loss	$(2,924,236)	$(4,612,286)	$(998,225)
Statutory tax rate	27.00%	27.00%	26.92%

Expected income tax (recovery)	$(789,544)	$(1,245,317)	$(268,689)
Non-deductible items and others	44,866	61,781	43,592
Goodwill impairment	—	186,864	—
Change in estimates	—	(214,745)	—
Change in deferred tax assets not recognized	744,678	965,938	213,774
Income tax expense (recovery)	$—	$(245,479)	$(11,323)

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	2020	2019
Non-capital loss carry forwards	$3,819,983	$2,258,584
Net operating losses	2,291,555	1,426,074
Intangible assets	1,300,828	1,316,280
Others	206,771	188,156
Total unrecognized deductible temporary differences	$7,619,137	$5,189,094

Disclosure of non-capital loss carryforwards [Table Text Block]
Expiry	2020
2031	$2,937
2032	73,161
2033	59,622
2034	117,154
2035	122,790
2036	138,822
2037	127,413
2038	675,203
2039	2,350,798
2040	2,443,638
TOTAL	$6,111,538